Financial Instruments - Gain or Losses on Hedging Derivative Instrument and on Underlying Hedged Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Hedge Accounting [Line Items]
Gains	$ 6,188	$ 8,158
Losses	15,091	8,363
Hedging Derivative Instrument [Member]
Disclosure Of Hedge Accounting [Line Items]
Gains	5,700	8,158
Losses	9,396
Underlying Hedged Item [Member]
Disclosure Of Hedge Accounting [Line Items]
Gains	488
Losses	$ 5,695	$ 8,363